Leniency agreement with authorities (Details Narrative) - BRL (R$)		1 Months Ended
	Apr. 27, 2017	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfLeniencyAgreementLineItems [Line Items]
Outstanding amount			R$ 1,123,296,000
Current liabilities			353,385
Noncurrent liabilities			R$ 61,167,017,000	R$ 61,563,263,000
Leniency agreements member
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement of liabilities by entity on behalf of related party, related party transactions	R$ 2,752,711,000
Leniency agreements member | Federal prosecution office and u s swiss authorities member
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement of liabilities by entity on behalf of related party, related party transactions		R$ 3,100,000,000
Leniency agreements member | Federal prosecution office and u s swiss authorities member | United States of America, Dollars
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement of liabilities by entity on behalf of related party, related party transactions		R$ 957,000,000